Marketable Securities and Other Investments (Cost, Gross Unrealized Holding Gains and Losses and Fair Value by Type of Available-for-Sale Securities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Cost / Amortized cost	¥ 103,179	¥ 105,396
Available-for-sale, Gross unrealized holding gains	68,150	76,662
Available-for-sale, Gross unrealized holding losses	852	234
Available-for-sale, Fair value	¥ 170,477	181,824
Debt securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Cost / Amortized cost		5
Available-for-sale, Gross unrealized holding gains		1
Available-for-sale, Fair value		¥ 6